Other reserves (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Balance at Beginning	¥ 10,989,851	¥ 10,953,072	¥ 10,512,631
Other comprehensive income, net of tax
Foreign currency translation differences	29,111	26,216	426,145
Fair value changes on financial assets measured at fair value through other comprehensive income	2,852	500	5,324
Fair value changes on debt instruments measured at fair value through other comprehensive income	6,056
Fair value changes on equity instruments measured at fair value through other comprehensive income	(3,204)
Disposal of subsidiaries	18,237
Value of employee services and business cooperation arrangements	1,158	14,497	13,361
Vesting of shares under Restricted Share Unit Scheme			(4,720)
Exercise of shares under share option Scheme			331
Transactions with non-controlling interests		(4,434)
Balance at Ending	11,041,209	10,989,851	10,953,072
Recapitalization reserve
Disclosure of reserves within equity [line items]
Balance at Beginning	1,200,000	1,200,000	1,200,000
Other comprehensive income, net of tax
Balance at Ending	1,200,000	1,200,000	1,200,000
Share premium
Disclosure of reserves within equity [line items]
Balance at Beginning	9,627,159	9,627,159	9,627,159
Other comprehensive income, net of tax
Balance at Ending	9,627,159	9,627,159	9,627,159
Sharebased compensation reserve
Disclosure of reserves within equity [line items]
Balance at Beginning	224,100	209,603	200,631
Other comprehensive income, net of tax
Value of employee services and business cooperation arrangements	1,158	14,497	13,361
Vesting of shares under Restricted Share Unit Scheme			(4,720)
Exercise of shares under share option Scheme			331
Balance at Ending	225,258	224,100	209,603
Foreign currency translation differences
Disclosure of reserves within equity [line items]
Balance at Beginning	166,687	140,471	(285,674)
Other comprehensive income, net of tax
Foreign currency translation differences	29,111	26,216	426,145
Disposal of subsidiaries	30,180
Balance at Ending	225,978	166,687	140,471
Others
Disclosure of reserves within equity [line items]
Balance at Beginning	(228,095)	(224,161)	(229,485)
Other comprehensive income, net of tax
Fair value changes on financial assets measured at fair value through other comprehensive income		500	5,324
Fair value changes on debt instruments measured at fair value through other comprehensive income	6,056
Fair value changes on equity instruments measured at fair value through other comprehensive income	(3,204)
Disposal of subsidiaries	(11,943)
Transactions with non-controlling interests		(4,434)
Balance at Ending	¥ (237,186)	¥ (228,095)	¥ (224,161)